Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 72	$ 68,516	$ (44,280)	$ 24,308
Balance, shares at Dec. 31, 2020		7,108,133
Share-based compensation			1,386		1,386
Net loss				(11,313)	(11,313)
Balances at Dec. 31, 2021		$ 72	69,902	(55,593)	14,381
Balance, shares at Dec. 31, 2021		7,108,133
Share-based compensation			429		429
Net loss				(3,189)	(3,189)
Balances at Mar. 31, 2022		$ 72	70,331	(58,782)	11,621
Balance, shares at Mar. 31, 2022		7,108,133
Balance at Dec. 31, 2021		$ 72	69,902	(55,593)	14,381
Balance, shares at Dec. 31, 2021		7,108,133
Net loss					(10,170)
Balances at Sep. 30, 2022		$ 72	71,224	(65,763)	5,533
Balance, shares at Sep. 30, 2022		7,108,133
Balance at Dec. 31, 2021		$ 72	69,902	(55,593)	14,381
Balance, shares at Dec. 31, 2021		7,108,133
Issuance of common stock and warrants net of issuance costs ()		$ 8	4,316		4,324
Issuance of common stock upon exercise of warrants, shares		782,495
Share-based compensation			1,752		1,752
Net loss				(13,168)	(13,168)
Balances at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Balance at Mar. 31, 2022		$ 72	70,331	(58,782)	11,621
Balance, shares at Mar. 31, 2022		7,108,133
Share-based compensation			432		432
Net loss				(3,513)	(3,513)
Balances at Jun. 30, 2022		$ 72	70,763	(62,295)	8,540
Balance, shares at Jun. 30, 2022		7,108,133
Share-based compensation			461		461
Net loss				(3,468)	(3,468)
Balances at Sep. 30, 2022		$ 72	71,224	(65,763)	5,533
Balance, shares at Sep. 30, 2022		7,108,133
Balance at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Issuance of common stock and warrants net of issuance costs ()		$ 3	(3)
Issuance of common stock upon exercise of warrants, shares		240,000
Share-based compensation			412		412
Net loss				(2,853)	(2,853)
Balances at Mar. 31, 2023		$ 83	76,379	(71,614)	4,848
Balance, shares at Mar. 31, 2023		8,130,628
Balance at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Net loss					(7,586)
Balances at Sep. 30, 2023		$ 118	83,587	(76,347)	7,358
Balance, shares at Sep. 30, 2023		11,707,317
Balance at Mar. 31, 2023		$ 83	76,379	(71,614)	4,848
Balance, shares at Mar. 31, 2023		8,130,628
Issuance of common stock and warrants net of issuance costs ()	[1]	$ 35	6,523		6,558
Issuance of common stock upon exercise of warrants, shares	[1]	3,576,689
Share-based compensation			349		349
Net loss				(2,287)	(2,287)
Balances at Jun. 30, 2023		$ 118	83,251	(73,901)	9,468
Balance, shares at Jun. 30, 2023		11,707,317
Share-based compensation			336		336
Net loss				(2,446)	(2,446)
Balances at Sep. 30, 2023		$ 118	$ 83,587	$ (76,347)	$ 7,358
Balance, shares at Sep. 30, 2023		11,707,317

[1]	Net of issuance costs in the amount of $1,075.